Tax Liabilities - Summary of Special Tax Regularization Program (Detail) R$ in Thousands, $ in Thousands	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 BRL (R$)
Tax liability recognized [line items]
Beginning balance | R$			R$ 565,289
Tax credits used | R$			7,743		R$ (370,116)
Balance as of December 31, 2018 | R$		R$ 513,963	513,963		565,289
Current | R$		151,686	151,686		169,505		R$ 169,505
Non-current | R$		362,277	362,277		395,784		R$ 395,784
Installment Payment of Taxes - PERT [member]
Tax liability recognized [line items]
Beginning balance			243,849	$ 243,849
IOF Inclusion - Sep / 17 - transfer to PRT				(70,995)
Tax provision balance in prior periods included Aug, 2017	$ 6,727
Interest reversal - PERT				(1,803)
IOF Inclusion	103,907
Use of unused tax loss carry forwards Aug, 2017 (Note 22)	(4,452)
Payments	(5,721)			(18,011)
Interest	8,441			2,460
Transfer from PRT - CSLL				10,433
Income and social contribution tax variation at PERT consolidation (Note 22)						$ 3,860
Reversal of taxes not available for consolidation				(47,999)
Reversal of taxes not due				(5,951)
Penalties, fines and interests reversal				(17,409)
Tax losses used to compensate tax payable		(80,083)		(80,083)
Tax credits used				(9,808)
Balance as of December 31, 2018	$ 243,849	8,543	8,543	$ 8,543	R$ 243,849
Current						603
Non-current		R$ 7,940	R$ 7,940			$ 7,940